DEBT (Narrative) (Details)						1 Months Ended						3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2020 USD ($)	Sep. 15, 2019 USD ($) Installments	Aug. 12, 2019 USD ($)	Apr. 15, 2019 USD ($)	Feb. 03, 2019 USD ($)	Oct. 23, 2020 USD ($)	Jun. 22, 2020 USD ($)	May 22, 2020 USD ($)	Feb. 18, 2020 shares	Sep. 25, 2019 USD ($) $ / shares shares	Aug. 26, 2019 USD ($)	Mar. 31, 2020 shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Feb. 03, 2020 USD ($)	Dec. 23, 2019 USD ($)	Nov. 12, 2019 USD ($)	Aug. 29, 2019 USD ($)	May 22, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 23, 2018 USD ($)	Sep. 15, 2018 USD ($)	Apr. 15, 2018 USD ($)
Debt Instrument [Line Items]
Monthly installments of principal and interest											$ 4,963
Interest rate											12.72%
Notes payable outstanding balance													$ 175,796		$ 42,299						$ 48,330
Debt discount															94,627
Shares issued | shares									1,350,000			1,542,188	1,542,188
Finance lease payable											$ 147,810
Finance Lease Liability													$ 233,949		134,098						0
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest													2,218		2,172
Interest rate																	7.31%					9.29%
Notes payable outstanding balance													8,662		28,500		$ 28,500				25,066	$ 25,066
Third Party - Insurance Note 1 [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest						$ 2,218
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest	$ 5,263			$ 5,326											4,378
Interest rate	5.26%			6.36%																				10.25%
Notes payable outstanding balance	$ 51,379			$ 51,940									41,282								8,501			$ 49,000
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest															1,660
Interest rate																							10.75%
Notes payable outstanding balance		$ 13,799											1,656		13,799						$ 14,763		$ 15,810
Number of installment payment | Installments		5
Notes Payable Related Parties [Member]
Debt Instrument [Line Items]
Interest rate										3.00%									8.00%
Notes payable outstanding balance										$ 267,000			0		267,000				$ 80,000
Maturity date										Jun. 25, 2020
Stock price | $ / shares										$ 7.70
Accrued interest																			$ 456
Amortization of debt discount													94,627		52,152
Repayments short-term note Amount							$ 267,000
Notes Payable Related Parties [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt discount													$ 146,779	$ 146,779
Shares issued | shares										11,920
Shares issued price per share | $ / shares										$ 7.70
Stock price | $ / shares													$ 7.00	$ 7.00
Exercise price | $ / shares													$ 7.70	$ 7.70
Expected term													5 years	5 years
Expected volatility													86.00%	86.00%
Discount rate													1.609%	1.609%
Notes Payable Related Parties One [Member]
Debt Instrument [Line Items]
Interest rate										3.00%
Notes payable outstanding balance										$ 733,000			$ 0	$ 733,000
Maturity date										Jun. 25, 2020
Stock price | $ / shares										$ 7.70
Repayments short-term note Amount							$ 733,000
Notes Payable Related Parties One [Member] | Warrant [Member]
Debt Instrument [Line Items]
Shares issued | shares										32,724
Shares issued price per share | $ / shares										$ 7.70
Notes Payable [Member]
Debt Instrument [Line Items]
Maturity date			Nov. 11, 2019
Discount rate			5.00%
Amortization of debt discount			$ 250,000												12,500
Shareholder Total, net			262,500
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Amortization of debt discount															12,500
Shareholder			$ 262,500
Shareholder Total, net																		$ 262,500
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest					$ 14,520								13,726
Interest rate					6.36%
Notes payable outstanding balance					$ 141,058								124,196			$ 165,375
Finance Lease - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Monthly installments of principal and interest								$ 3,919					4,963
Interest rate											12.72%									9.90%
Notes payable outstanding balance											$ 147,810		$ 233,949		$ 0					$ 121,637